                         SUPPLEMENT DATED JUNE 10, 2008

                   TO THE STATEMENT OF ADDITIONAL INFORMATION

                              DATED JULY 31, 2007

                            VAN KAMPEN EQUITY TRUST,

                        ON BEHALF OF EACH OF ITS SERIES,

                       VAN KAMPEN AGGRESSIVE GROWTH FUND,

                AS PREVIOUSLY SUPPLEMENTED ON SEPTEMBER 20, 2007

                 VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND

                   VAN KAMPEN ASSET ALLOCATION MODERATE FUND

                    VAN KAMPEN ASSET ALLOCATION GROWTH FUND

                  VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND,

                   AS PREVIOUSLY SUPPLEMENTED ON MAY 21, 2008

                            VAN KAMPEN LEADERS FUND

                       VAN KAMPEN SMALL CAP GROWTH FUND,

      AS PREVIOUSLY SUPPLEMENTED ON SEPTEMBER 20, 2007 AND MARCH 18, 2008

                        VAN KAMPEN SMALL CAP VALUE FUND

                            VAN KAMPEN UTILITY FUND

                      VAN KAMPEN VALUE OPPORTUNITIES FUND

                             DATED AUGUST 15, 2007

                            VAN KAMPEN EQUITY TRUST,

                            ON BEHALF OF ITS SERIES,

                          VAN KAMPEN CORE EQUITY FUND

                            DATED SEPTEMBER 28, 2007

                            VAN KAMPEN RESERVE FUND

                             DATED OCTOBER 31, 2007

                              VAN KAMPEN PACE FUND

                         VAN KAMPEN SERIES FUND, INC.,

                   AS PREVIOUSLY SUPPLEMENTED ON MAY 1, 2008

                         VAN KAMPEN TAX FREE MONEY FUND

                            DATED DECEMBER 28, 2007

                         VAN KAMPEN CORPORATE BOND FUND

                            VAN KAMPEN EQUITY TRUST,

                            ON BEHALF OF ITS SERIES,

                         VAN KAMPEN MID CAP GROWTH FUND

                          VAN KAMPEN EQUITY TRUST II,

                        ON BEHALF OF EACH OF ITS SERIES,

                       VAN KAMPEN AMERICAN FRANCHISE FUND

                     VAN KAMPEN EQUITY PREMIUM INCOME FUND,

                   AS PREVIOUSLY SUPPLEMENTED ON MAY 21, 2008

                    VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

                     VAN KAMPEN INTERNATIONAL GROWTH FUND,

                  AS PREVIOUSLY SUPPLEMENTED ON APRIL 22, 2008

                           VAN KAMPEN TECHNOLOGY FUND

                          VAN KAMPEN HIGH YIELD FUND,

                   AS PREVIOUSLY SUPPLEMENTED ON MAY 21, 2008

                        VAN KAMPEN STRATEGIC GROWTH FUND

                               VAN KAMPEN TRUST,

                            ON BEHALF OF ITS SERIES,

                     VAN KAMPEN CORE PLUS FIXED INCOME FUND

                             DATED JANUARY 31, 2008

                  VAN KAMPEN PENNSYLVANIA TAX FREE INCOME FUND

                     VAN KAMPEN GOVERNMENT SECURITIES FUND

                           VAN KAMPEN TAX FREE TRUST,

                   AS PREVIOUSLY SUPPLEMENTED ON MAY 21, 2008

                              DATED MARCH 31, 2008
                       VAN KAMPEN GROWTH AND INCOME FUND
                          VAN KAMPEN TAX-EXEMPT TRUST,
                            ON BEHALF OF ITS SERIES,
                     VAN KAMPEN HIGH YIELD MUNICIPAL FUND,
                  AS PREVIOUSLY SUPPLEMENTED ON APRIL 7, 2008

                              DATED APRIL 15, 2008
                            VAN KAMPEN EQUITY TRUST,
                            ON BEHALF OF ITS SERIES,
                         VAN KAMPEN GLOBAL GROWTH FUND

                              DATED APRIL 30, 2008
                            VAN KAMPEN COMSTOCK FUND
                          VAN KAMPEN ENTERPRISE FUND,
                   AS PREVIOUSLY SUPPLEMENTED ON MAY 21, 2008
                       VAN KAMPEN EQUITY AND INCOME FUND
                            VAN KAMPEN EXCHANGE FUND
                             VAN KAMPEN HARBOR FUND
                        VAN KAMPEN LIMITED DURATION FUND
                     VAN KAMPEN REAL ESTATE SECURITIES FUND
                       VAN KAMPEN U.S. GOVERNMENT TRUST,
                            ON BEHALF OF ITS SERIES,
                         VAN KAMPEN U.S. MORTGAGE FUND
                       VAN KAMPEN LIFE INVESTMENT TRUST,
                   AS PREVIOUSLY SUPPLEMENTED ON MAY 21, 2008

                               DATED MAY 30, 2008
                               VAN KAMPEN TRUST,
                            ON BEHALF OF ITS SERIES,
                 VAN KAMPEN INFLATION-LINKED FIXED INCOME FUND

The Statement of Additional Information is supplemented as follows:

     (1) In the section entitled "TRUSTEES AND OFFICERS," under the list of officers, effective June 5, 2008, Jerry W. Miller replaced Ronald E. Robison as follows:

Jerry W. Miller         Principal         Officer         President and Chief Executive
(47)                    Executive         since 2008      Officer of Van Kampen Investments
522 Fifth Avenue        Officer                           since June 2008. Central Division
New York, NY 10036                                        Director for Morgan Stanley's Global
                                                          Wealth Management Group from March
                                                          2006 to June 2008. Previously, Chief
                                                          Operating Officer of the global
                                                          proprietary business of Merrill
                                                          Lynch Investment Management from
                                                          2002 to 2006.

     (2) In the section entitled "TRUSTEES AND OFFICERS," under the list of officers, effective May 8, 2008, Kevin Klingert replaced J. David Germany as follows:

Kevin Klingert          Vice President    Officer         Vice President of funds in the Fund
(45)                                      since 2008      Complex since March 2008. Chief
522 Fifth Avenue                                          Operating Officer of the Fixed
New York, NY 10036                                        Income portion of Morgan Stanley
                                                          Investment Management Inc. since
                                                          March 2008. Head of Global Liquidity
                                                          Portfolio Management and co-Head of
                                                          Liquidity Credit Research of Morgan
                                                          Stanley Investment Management since
                                                          December 2007. Managing Director of
                                                          Morgan Stanley Investment Management
                                                          Inc. since December 2007.
                                                          Previously, Managing Director on the
                                                          Management Committee and head of
                                                          Municipal Portfolio Management and
                                                          Liquidity at BlackRock from October
                                                          1991 to January 2007. Assistant Vice
                                                          President municipal portfolio
                                                          manager at Merrill Lynch from March
                                                          1985 to October 1991.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                  TRUSPTSAI 6/08